Revenues - Schedule of Contract Fulfillment Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Contract fulfillment assets from contract with Customer B (see note 11b)	$ 1,130